Condensed Balance Sheets (Parenthetical) (Detail)	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 ¥ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2017 ¥ / shares shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, treasury stock	140,479	140,479	140,479	140,479
Class A
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value | (per share)	$ 0.0005	¥ 0.0005		¥ 0.0005
Ordinary shares, shares authorized	91,394,900	91,394,900	91,394,900	91,394,900
Ordinary shares, shares issued	21,890,253	21,890,253	20,235,183	20,235,183
Ordinary shares, shares outstanding	21,749,774	21,749,774	20,094,704	20,094,704
Class B
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value | (per share)	$ 0.0005	¥ 0.0005		¥ 0.0005
Ordinary shares, shares authorized	8,605,100	8,605,100	8,605,100	8,605,100
Ordinary shares, shares issued	8,315,000	8,315,000	8,465,000	8,465,000
Ordinary shares, shares outstanding	8,315,000	8,315,000	8,465,000	8,465,000
Parent Company
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, treasury stock	140,479	140,479	140,479	140,479
Parent Company | Class A
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0005		$ 0.0005
Ordinary shares, shares authorized	91,394,900	91,394,900	91,394,900	91,394,900
Ordinary shares, shares issued	21,890,253	21,890,253	20,235,183	20,235,183
Ordinary shares, shares outstanding	21,749,774	21,749,774	20,094,704	20,094,704
Parent Company | Class B
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0005		$ 0.0005
Ordinary shares, shares authorized	8,605,100	8,605,100	8,605,100	8,605,100
Ordinary shares, shares issued	8,315,000	8,315,000	8,465,000	8,465,000
Ordinary shares, shares outstanding	8,315,000	8,315,000	8,465,000	8,465,000